Fidelity (logo) Investments®	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	FMR LLC 82 Devonshire Street Boston MA 02109-3614 617 563 7000

May 5, 2009

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention:	File Room

RE:	Fidelity Investments Life Insurance Company
Fidelity Variable Life Account I:
File No. 333-103174

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced registration statement do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Very truly yours,

/s/ Edward M. Shea Edward M. Shea Vice President and Assistant General Counsel